Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Beginning Balance	$ 15,508,516
Ending Balance	18,146,605	$ 15,508,516
Licences and software
Intangible assets
Beginning Balance	428,994
Ending Balance	628,454	428,994
Licences and software | Electric power transmission lines
Intangible assets
Beginning Balance	428,994	227,159
Ending Balance		428,994
Other intangibles
Intangible assets
Beginning Balance	786,788
Ending Balance	836,081	786,788
Other intangibles | Electric power transmission lines
Intangible assets
Beginning Balance	786,788	134,164
Ending Balance		786,788
Concessions and rights
Intangible assets
Beginning Balance	12,625,316
Ending Balance	15,174,024	12,625,316
Concessions and rights | Electric power transmission lines
Intangible assets
Beginning Balance	12,625,316	177,309
Ending Balance		12,625,316
Easements
Intangible assets
Beginning Balance	1,667,418
Ending Balance	1,508,046	1,667,418
Easements | Electric power transmission lines
Intangible assets
Beginning Balance	1,667,418	16,411
Ending Balance		1,667,418
Intangible assets
Intangible assets
Beginning Balance	15,508,516
Ending Balance	18,146,605	15,508,516
Intangible assets | Electric power transmission lines
Intangible assets
Beginning Balance	15,508,516	555,043
Ending Balance		15,508,516
Cost [member] | Licences and software
Intangible assets
Beginning Balance	1,118,811
Additions/capitalizations	292,803
Effect of business combination (Note 12) (1)	0
Disposals	(4,148)
Foreign currency translation	74,759
Reclassifications/transfers	30,389
Ending Balance	1,512,614	1,118,811
Cost [member] | Licences and software | Electric power transmission lines
Intangible assets
Beginning Balance	1,118,811	835,030
Additions/capitalizations		140,263
Effect of business combination (Note 12) (1)		130,634
Disposals		(21,581)
Foreign currency translation		82,397
Reclassifications/transfers		(47,932)
Ending Balance		1,118,811
Cost [member] | Other intangibles
Intangible assets
Beginning Balance	940,080
Additions/capitalizations	9,953
Effect of business combination (Note 12) (1)	12,670
Disposals	0
Foreign currency translation	338,654
Reclassifications/transfers	(18,605)
Ending Balance	1,282,752	940,080
Cost [member] | Other intangibles | Electric power transmission lines
Intangible assets
Beginning Balance	940,080	201,463
Additions/capitalizations		11,456
Effect of business combination (Note 12) (1)		666,455
Disposals		(226)
Foreign currency translation		83,856
Reclassifications/transfers		(22,924)
Ending Balance		940,080
Cost [member] | Concessions and rights
Intangible assets
Beginning Balance	13,503,441
Additions/capitalizations	835,457
Effect of business combination (Note 12) (1)	(117,270)
Disposals	(95,875)
Foreign currency translation	3,439,810
Reclassifications/transfers	2,518
Ending Balance	17,568,081	13,503,441
Cost [member] | Concessions and rights | Electric power transmission lines
Intangible assets
Beginning Balance	13,503,441	351,108
Additions/capitalizations		275,736
Effect of business combination (Note 12) (1)		11,910,589
Disposals		(402)
Foreign currency translation		893,249
Reclassifications/transfers		73,161
Ending Balance		13,503,441
Cost [member] | Easements
Intangible assets
Beginning Balance	1,733,379
Additions/capitalizations	9,297
Effect of business combination (Note 12) (1)	(318,388)
Disposals	(478)
Foreign currency translation	86,905
Reclassifications/transfers	126,729
Ending Balance	1,637,444	1,733,379
Cost [member] | Easements | Electric power transmission lines
Intangible assets
Beginning Balance	1,733,379	79,176
Additions/capitalizations		16,891
Effect of business combination (Note 12) (1)		1,618,801
Disposals		(79)
Foreign currency translation		18,553
Reclassifications/transfers		37
Ending Balance		1,733,379
Cost [member] | Intangible assets
Intangible assets
Beginning Balance	17,295,711
Additions/capitalizations	1,147,510
Effect of business combination (Note 12) (1)	(422,988)
Disposals	(100,501)
Foreign currency translation	3,940,128
Reclassifications/transfers	141,031
Ending Balance	22,000,891	17,295,711
Cost [member] | Intangible assets | Electric power transmission lines
Intangible assets
Beginning Balance	17,295,711	1,466,777
Additions/capitalizations		444,346
Effect of business combination (Note 12) (1)		14,326,479
Disposals		(22,288)
Foreign currency translation		1,078,055
Reclassifications/transfers		2,342
Ending Balance		17,295,711
Accumulated amortization and impairment losses | Licences and software
Intangible assets
Beginning Balance	(689,817)
Amortization of the period	(138,544)
Losses for impairment	(1,785)
Disposals	3,283
Foreign currency translation	(58,215)
Reclassifications/transfers	918
Ending Balance	(884,160)	(689,817)
Accumulated amortization and impairment losses | Licences and software | Electric power transmission lines
Intangible assets
Beginning Balance	(689,817)	(607,871)
Amortization of the period		123,796
Losses for impairment		(57)
Disposals		21,313
Foreign currency translation		(55,695)
Reclassifications/transfers		(171,303)
Ending Balance		(689,817)
Accumulated amortization and impairment losses | Other intangibles
Intangible assets
Beginning Balance	(153,292)
Amortization of the period	(30,282)
Losses for impairment	(15,323)
Disposals	0
Foreign currency translation	(243,909)
Reclassifications/transfers	(3,865)
Ending Balance	(446,671)	(153,292)
Accumulated amortization and impairment losses | Other intangibles | Electric power transmission lines
Intangible assets
Beginning Balance	(153,292)	(67,299)
Amortization of the period		(19,780)
Losses for impairment		0
Disposals		56
Foreign currency translation		(66,333)
Reclassifications/transfers		64
Ending Balance		(153,292)
Accumulated amortization and impairment losses | Concessions and rights
Intangible assets
Beginning Balance	(878,125)
Amortization of the period	(658,457)
Losses for impairment	(34,022)
Disposals	95,875
Foreign currency translation	(919,328)
Ending Balance	(2,394,057)	(878,125)
Accumulated amortization and impairment losses | Concessions and rights | Electric power transmission lines
Intangible assets
Beginning Balance	(878,125)	(173,799)
Amortization of the period		(427,989)
Foreign currency translation		(447,697)
Reclassifications/transfers		171,360
Ending Balance		(878,125)
Accumulated amortization and impairment losses | Easements
Intangible assets
Beginning Balance	(65,961)
Amortization of the period	(6,439)
Losses for impairment	(133)
Disposals	425
Foreign currency translation	(109)
Reclassifications/transfers	(57,181)
Ending Balance	(129,398)	(65,961)
Accumulated amortization and impairment losses | Easements | Electric power transmission lines
Intangible assets
Beginning Balance	(65,961)	(62,765)
Amortization of the period		(3,200)
Disposals		41
Reclassifications/transfers		(37)
Ending Balance		(65,961)
Accumulated amortization and impairment losses | Intangible assets
Intangible assets
Beginning Balance	(1,787,195)
Amortization of the period	(833,722)
Losses for impairment	(51,263)
Disposals	99,583
Foreign currency translation	(1,221,561)
Reclassifications/transfers	(60,128)
Ending Balance	(3,854,286)	(1,787,195)
Accumulated amortization and impairment losses | Intangible assets | Electric power transmission lines
Intangible assets
Beginning Balance	$ (1,787,195)	(911,734)
Amortization of the period		(327,173)
Losses for impairment		(57)
Disposals		21,410
Foreign currency translation		(569,725)
Reclassifications/transfers		84
Ending Balance		$ (1,787,195)